Stockholders' Equity (narrative) (detail) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2003
Cash dividends paid on preferred stock	$ 23,000
401 (k) match stock amount	$ 2,017,000	$ 1,820,000	$ 2,123,000
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Cash dividends paid on preferred stock	$ 3,000	$ 3,000	$ 3,000
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
10% Series A Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Share For Share Conversion Number	20
Preferred Stock, Shares Outstanding	407,240
10% Series B Nonredeemable Convertible Preferred Stock [Member]
Share For Share Conversion Number	30
Preferred Stock, Shares Outstanding	400,000
Participating Preferred Stock [Member]
Preferred Stock Liquidation Preference	$ 12
Preferred Stock, Par or Stated Value Per Share	0.025
Stated Value Per Share	$ 11.931
Preferred Stock, Shares Authorized	90,826
Preferred Stock, Shares Outstanding	89,251	90,826	90,826
Cash dividends paid on preferred stock	$ 20,000	$ 20,000	$ 20,000
2003 Series Participating Preferred Stock [Member]
Preferred Stock Liquidation Preference	$ 15.5
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	500
Preferred Stock, Shares Outstanding	500	500	50,500
Price Per Share	$ 16.6
Preferred Stock Shares Issued				967,742
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized	30,000
Class A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	8,200,000
Common Stock Capital Shares Reserved For Future Issuance	89,751	91,326
Class A Preferred Non Designated Stock [Member]
Preferred Stock, Shares Authorized	6,710,249
Common Class A Member
Common Stock Voting Right Per Share	$ 0.05
Treasury Stock, Value, Acquired, Cost Method	$ 2,400,000
Treasury Stock Shares Acquired	73,400
Common Class B Member
Treasury Stock, Value, Acquired, Cost Method	$ 400,000
Treasury Stock Shares Acquired	9,042
Treasury Stock [Member]
Treasury Stock, Value, Acquired, Cost Method	$ 66,500,000
Treasury Stock Shares Acquired	2,300,146
401 (k) match shares	63,846
401 (k) match stock amount	$ 2,000,000
Common Stock [Member]
Common Stock Capital Shares Reserved For Future Issuance	33,695	33,695